Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings (Loss) Per Share [Abstract]
Weighted average of the number of ordinary shares used to calculate basic earnings per share	5,210,317	3,161,779	3,161,779
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	5,210,317	3,161,779	3,317,185
The income (loss) used in calculation (in $) (in Dollars)	$ (2,347)	$ (2,819)	$ 1,798